Authorizations payable (Tables)	12 Months Ended
Dec. 31, 2023
Authorizations Payable
Schedule of licenses payables

	2023	2022

Renewal of authorizations(i)	257,616	231,801
Updated ANATEL liability(ii)	190,771	186,307
Authorizations payable(iii)	1,076,776	1,255,282
	1,525,163	1,673,390

Current portion	(407,747)	(507,685)
Non-current portion	1,117,416	1,165,705

(i)	To provide the SMP, the Company obtained authorizations of the right to use radio frequency for a fixed term, which is renewable in accordance with the conditions established by the Agency.In the option for the extension of the right of this use, it is due the payment of the amount of 2% on the net revenue from the application of Service Plans, Basic and Alternative of the region covered by the authorization that ends each biennium. On December 31, 2023, the outstanding balances related to the renewal of Authorizations were R$ 257,616(R$ 231,801 on December 31, 2022).

(ii)

On December 5, 2014, the Company signed the authorization term of the 700 MHz band and paid the equivalent of R$ 1,678 million, recording the remaining balance of R$ 61 million as liability, according to the payment method provided for in the notice.

On June 30, 2015, the Company filed a lawsuit questioning the collection of the excess nominal value of R$ 61 million, restated by the IGP-DI index totaling R$ 190 million (R$ 186 million on December 31, 2022), which is still pending trial.

(iii)	As described in Note 16.f, in November 2021, TIM participated in the 5G Auction of the 2.3GHz, 3.5Ghz and 26Ghz radio frequency bands for the deployment of the 5th Generation mobile telephony, winning several lots in these radio frequencies. In December 2021, the Terms of Authorization were signed, characterizing the actual acquisition of the right over the lots of these radio frequencies.

For the amounts related to radio frequencies (R$ 884 million at initial recognition), the Selic rate interest is levied, and the Company is required to make annual payments for a period of 20 years (the three first installments were paid in the amounts of R$ 46,274, R$ 52,005 and R$ 57,811). Regarding amounts related to disbursement obligations with EAF and EACE entities (R$ 2,737 million at initial recognition, of which R$ 2,654 million, net of adjustment to present value), there is a monetary restatement by IGP-DI, and disbursements will occur until 2024. The contributions to EAF were fully made in 2022 (R$ 1,090 million in February and R$ 1,133 million in May). Regarding EACE, four contributions totaling R$ 533 million were made up until December 31, 2023.

On December 31, 2023, the outstanding balance, considering the amounts related to radio frequencies and contributions to be made in the EACE entity, is R$ 1,225 million (R$ 1,255 million on December 31, 2022).

Schedule of long-term is in accordance
2023
2025	283,073
2026	59,109
2027	59,109
2028	59,109
2029	59,109
2030	59,109
2031	53,845
2032 and beyond	484,953
1,117,416

Schedule of authorizations payable

Expiration date
Terms of authorization	800 MHz, 900 MHz and 1,800 MHz	Additional frequencies 1800 MHz	1900 MHz and 2100 MHz (3G)	2500 MHz V1 and V2 bands (4G)	2500 MHz (P band) (4G)	700 MHz (4G)	2.3 GHz (5G)	3.5 GHz (5G)	26 GHz (5G)
Amapá, Roraima, Pará, Amazonas and Maranhão	Mar 2031	Dec 2032	Apr 2038	Oct 2027 (V1)	Part of AR92 (PA), Feb 2024	Dec 2029	-	Dec 2041	Dec 2031
Amazonas, Roraima, Amapá, Pará, Maranhão, Minas Gerais and Espírito Santo (merged from COZANI)*	Mar 2031 (1800MHz)			Oct 2027 (V2)
Rio de Janeiro and Espírito Santo	Mar 2031	ES - Dec 2032	Apr 2038	Oct 2027 (V1)	Part of AR21 (RJ), Feb 2024	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Rio de Janeiro and Espírito Santo (merged from COZANI)*	Mar 2031 (900MHz)			Oct 2027 (V2)
Acre, Rondônia, Mato Grosso, Mato Grosso do Sul, Tocantins, Distrito Federal, Goiás, Rio Grande do Sul (except county of Pelotas and region) and municipalities of Londrina and Tamarana in Paraná	Mar 2031	December 2032	Apr 2038	Oct 2027 (V1)	Part of AR61 (DF), Feb 2024	Dec 2029	South – Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Acre, Rondônia, Mato Grosso, Tocantins and Distrito Federal (merged from COZANI)*	Dec 2032 (900 & 1800MHz)	Dec 2032	Apr 2038	Oct 2027 (V2)
Municipality of Paranaíba, in Mato Grosso do Sul, and municipalities of Buriti Alegre, Cachoeira Dourada, Inaciolândia, Itumbiara, Paranaiguara and São Simão, in the state of Goiás - (merged COZANI)*	Dec 2032 (900 & 1800MHz)		Apr 2038	Oct 2027 (V2)
Mato Grosso do Sul (except the municipality of Paranaíba) and Goiás (except municipalities of Buriti Alegre, Cachoeira Dourada, Inaciolândia, Itumbiara, Paranaiguara and São Simão) - (merged COZANI)*	Dec 2032 (900 & 1800MHz)	Dec 2032	Apr 2038	Oct 2027 (V2)
São Paulo	Mar 2031	Previous balance - Dec 2032	Apr 2038	Oct 2027 (V1)	-	Dec 2029	-	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
São Paulo (merged COZANI)*	Dec 2032 (1800MHz)			Oct 2027 (V2)
Paraná (except counties of Londrina and Tamarana)	Nov 2028 (800MHz); Dec 2032 (900 & 1800MHz)	Dec 2032	Apr 2038	Oct 2027 (V1)	AR41, except Curitiba and the Metropolitan Region, Feb 2024 AR41, Curitiba and Metropolitan Region, July 2031	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Santa Catarina	800 MHz – Nov 2028 1800 MHz – Dec 2032	Dec 2032	Apr 2038	Oct 2027 (V1)	-	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Paraná and Santa Catarina (merged from COZANI)*	Dec 2032 (900 & 1800MHz)			Oct 2027 (V2)
Municipality and region of Pelotas, in the state of Rio Grande do Sul	800 MHz – Nov 2028 1800 MHz – Dec 2032	-	Apr 2038	Oct 2027 (V1)	-	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Rio Grande do Sul (merged COZANI)*	Dec 2032 (900MHz)	Dec 2032		Oct 2027 (V2)
Pernambuco	800 MHz – Nov 2028 1800 MHz – Dec 2032	-	Apr 2038	Oct 2027 (V1)	Part of AR81, July 2031	Dec 2029	-	Dec 2041	Dec 2031
Ceará	800 MHz – Nov 2028 1800 MHz – Dec 2032	-	Apr 2038	Oct 2027 (V1)	-	Dec 2029	-	Dec 2041	Dec 2031
Paraíba	800 MHz – Nov 2028 1800 MHz – Dec 2032	-	Apr 2038	Oct 2027 (V1)	-	Dec 2029	-	Dec 2041	Dec 2031
Rio Grande do Norte	800 MHz – Nov 2028 1800 MHz – Dec 2032	-	Apr 2038	Oct 2027 (V1)	-	Dec 2029	-	Dec 2041	Dec 2031
Alagoas	Dec 2023	-	Apr 2038	Oct 2027 (V1)	-	Dec 2029	-	Dec 2041	Dec 2031
Piauí	800 MHz – Nov 2028 1800 MHz – Dec 2032	-	Apr 2038	Oct 2027 (V1)	-	Dec 2029	-	Dec 2041	Dec 2031
Piauí, Ceará, Rio Grande do Norte, Paraíba, Pernambuco and Alagoas (merged from COZANI)*	Mar 2031 (900 & 1800MHz)		Mar 2031	Oct 2027 (V2)
Minas Gerais (except the counties of Sector 3 of the PGO for 3G radio frequencies, leftovers and 5G)	800 MHz – Nov 2028 1800 MHz – Dec 2032	Dec 2032	Apr 2038	Oct 2027 (V1)	Part of AR31, Feb 2030	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Bahia and Sergipe	800 MHz – Nov 2028 1800 MHz – Dec 2032	-	Apr 2038	Oct 2027 (V1)	-	Dec 2029	-	Dec 2041	Dec 2031
Bahia, Sergipe, Rio de Janeiro and Minas Gerais (merged from COZANI)*			Apr 2038	Oct 2027 (V2)

*	Cozani’s incorporated authorizations indicated in a section based on the different deadlines contained in the Authorization granted to Cozani. Due to the merger, the deadline for using radio frequencies in each location will be long-term.